Other Assets	12 Months Ended
Dec. 31, 2017
Miscellaneous Assets [Abstract]
Other Assets
20.	OTHER ASSETS

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Spare parts	$1,776	$2,059
Refundable deposits	2,083	1,860
Other financial assets	1,000	1,000
Others	2,288	2,800
	$7,147	$7,719
Current
Spare parts	$1,776	$2,059
Others	346	124
	$2,122	$2,183
Noncurrent
Refundable deposits	$2,083	$1,860
Other financial assets	1,000	1,000
Others	1,942	2,676
	$5,025	$5,536

Other financial assets - noncurrent was Piping Fund.  As part of the government’s effort to upgrade the existing telecommunications infrastructure, Chunghwa and other public utility companies were required by the ROC government to contribute to a Piping Fund administered by the Taipei City Government.  This fund was used to finance various telecommunications infrastructure projects.  Net assets of this fund will be returned proportionately after the project is completed.